Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Dec. 31, 2019
Entity Registrant Name	360 Funds
Entity Central Index Key	0001319067
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 10, 2020
Document Effective Date	Jul. 10, 2020
Prospectus Date	Jul. 10, 2020
Midwood Long/Short Equity Fund | Investor Class
Prospectus [Line Items]
Trading Symbol	*	[1]
Midwood Long/Short Equity Fund | Institutional Class
Prospectus [Line Items]
Trading Symbol	MDWDX

[1]	Shares not currently offered for sale.